CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other long-term assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Long-term portion of ore in stockpiles and ore on leach pads	$ 558.4	$ 542.6
Long-term receivables	75.5	75.4
Advances for the purchase of capital equipment	46.6	39.5
Investment in joint venture - Puren	13.7	6.5
Other	18.9	46.6
Total other long-term assets	$ 713.1	$ 710.6